Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000145004
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class A
Trading Symbol	MMEAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$84	1.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.58%
AssetsNet	$ 67,118,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	20.00%
C000145005
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class C
Trading Symbol	MMECX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$130	2.45%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.45%
AssetsNet	$ 67,118,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	20.00%
C000145007
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Class Y
Trading Symbol	MMEYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$73	1.37%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.37%
AssetsNet	$ 67,118,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	20.00%
C000219865
Shareholder Report [Line Items]
Fund Name	Victory Integrity Discovery Fund
Class Name	Member Class
Trading Symbol	MMMMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Discovery Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$80	1.50%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.50%
AssetsNet	$ 67,118,000
Holdings Count | Holding	124
InvestmentCompanyPortfolioTurnover	20.00%
C000144991
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAIMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$52	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 308,056,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	23.00%
C000217047
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class C
Trading Symbol	MCIMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$90	1.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 308,056,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	23.00%
C000164741
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MRIMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$31	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 308,056,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	23.00%
C000144992
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYIMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 308,056,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	23.00%
C000219863
Shareholder Report [Line Items]
Fund Name	Victory Integrity Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMIJX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$44	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 308,056,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	23.00%
C000144977
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class A
Trading Symbol	VSCVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$73	1.42%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
AssetsNet	$ 1,194,284,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	21.00%
C000144978
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class C
Trading Symbol	MCVSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$121	2.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.35%
AssetsNet	$ 1,194,284,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	21.00%
C000144979
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R
Trading Symbol	MRVSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$90	1.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,194,284,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	21.00%
C000144980
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	MVSSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$49	0.96%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
AssetsNet	$ 1,194,284,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	21.00%
C000144981
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small-Cap Value Fund
Class Name	Class Y
Trading Symbol	VSVIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$55	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 1,194,284,000
Holdings Count | Holding	139
InvestmentCompanyPortfolioTurnover	21.00%
C000144993
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	MAISX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$58	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 330,993,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	19.00%
C000155526
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class R6
Trading Symbol	MIRSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$43	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 330,993,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	19.00%
C000144994
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Class Y
Trading Symbol	MYISX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 330,993,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	19.00%
C000219864
Shareholder Report [Line Items]
Fund Name	Victory Integrity Small/Mid-Cap Value Fund
Class Name	Member Class
Trading Symbol	MMMSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Integrity Small/Mid-Cap Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$49	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
AssetsNet	$ 330,993,000
Holdings Count | Holding	122
InvestmentCompanyPortfolioTurnover	19.00%
C000144984
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class A
Trading Symbol	MNNAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.23%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.23%
AssetsNet	$ 485,717,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	45.00%
C000144985
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class C
Trading Symbol	MNNCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$113	2.16%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.16%
AssetsNet	$ 485,717,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	45.00%
C000144987
Shareholder Report [Line Items]
Fund Name	Victory Munder Multi-Cap Fund
Class Name	Class Y
Trading Symbol	MNNYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Multi-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 485,717,000
Holdings Count | Holding	76
InvestmentCompanyPortfolioTurnover	45.00%
C000144988
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class A
Trading Symbol	MUXAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$28	0.53%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
AssetsNet	$ 266,374,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	3.00%
C000144989
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class R
Trading Symbol	MUXRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$46	0.87%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%
AssetsNet	$ 266,374,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	3.00%
C000144990
Shareholder Report [Line Items]
Fund Name	Victory S&P 500 Index Fund
Class Name	Class Y
Trading Symbol	MUXYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory S&P 500 Index Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$26	0.49%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
AssetsNet	$ 266,374,000
Holdings Count | Holding	508
InvestmentCompanyPortfolioTurnover	3.00%
C000144972
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class A
Trading Symbol	MGOAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 297,304,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
C000144973
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class C
Trading Symbol	MGOTX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$110	2.12%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.12%
AssetsNet	$ 297,304,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
C000144975
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class R6
Trading Symbol	MGOSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$46	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 297,304,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
C000144976
Shareholder Report [Line Items]
Fund Name	Victory Munder Mid-Cap Core Growth Fund
Class Name	Class Y
Trading Symbol	MGOYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Munder Mid-Cap Core Growth Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$52	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
AssetsNet	$ 297,304,000
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	38.00%
C000144995
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class A
Trading Symbol	MAICX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$48	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 218,069,000
Holdings Count | Holding	212
InvestmentCompanyPortfolioTurnover	16.00%
C000144997
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class I
Trading Symbol	MICIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$30	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 218,069,000
Holdings Count | Holding	212
InvestmentCompanyPortfolioTurnover	16.00%
C000155527
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class R6
Trading Symbol	MAIRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 218,069,000
Holdings Count | Holding	212
InvestmentCompanyPortfolioTurnover	16.00%
C000144998
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Fund - Core Equity
Class Name	Class Y
Trading Symbol	MICYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Fund - Core Equity (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$35	0.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 218,069,000
Holdings Count | Holding	212
InvestmentCompanyPortfolioTurnover	16.00%
C000144999
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class A
Trading Symbol	MISAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$68	1.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 3,408,255,000
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	25.00%
C000145000
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class C
Trading Symbol	MCISX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.10%
AssetsNet	$ 3,408,255,000
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	25.00%
C000145001
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class I
Trading Symbol	MISIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$48	0.96%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
AssetsNet	$ 3,408,255,000
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	25.00%
C000145002
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class R6
Trading Symbol	MSSIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$51	1.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
AssetsNet	$ 3,408,255,000
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	25.00%
C000145003
Shareholder Report [Line Items]
Fund Name	Victory Trivalent International Small-Cap Fund
Class Name	Class Y
Trading Symbol	MYSIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Trivalent International Small-Cap Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$55	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
AssetsNet	$ 3,408,255,000
Holdings Count | Holding	229
InvestmentCompanyPortfolioTurnover	25.00%
C000144969
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund (formerly Victory Total Return Bond Fund)
Class Name	Class A
Trading Symbol	MUCAX
Annual or Semi-Annual Statement [Text Block]	Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 43,414,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%

C000144970
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund (formerly Victory Total Return Bond Fund)
Class Name	Class C
Trading Symbol	MUCCX
Annual or Semi-Annual Statement [Text Block]	Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.60%
AssetsNet	$ 43,414,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%

C000155525
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund (formerly Victory Total Return Bond Fund)
Class Name	Class R6
Trading Symbol	MUCRX
Annual or Semi-Annual Statement [Text Block]	Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$30	0.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 43,414,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%

C000144971
Shareholder Report [Line Items]
Fund Name	Victory Core Bond Fund (formerly Victory Total Return Bond Fund)
Class Name	Class Y
Trading Symbol	MUCYX
Annual or Semi-Annual Statement [Text Block]	Semi-annual shareholder report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 43,414,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$43,414
Number of Holdings	271
Portfolio Turnover	23%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Treasury Obligations	39.9%
Corporate Bonds	23.3%
U.S. Government Agency Mortgages	14.6%
Asset-Backed Securities	9.1%
Collateralized Mortgage Obligations	7.1%
Yankee Dollars	4.4%
OtherFootnote Reference**	0.3%

C000002333
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class A
Trading Symbol	SRVEX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$55	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 329,431,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

C000002336
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class C
Trading Symbol	VDSCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.02%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.02%
AssetsNet	$ 329,431,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

C000052113
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class I
Trading Symbol	VDSIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$44	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
AssetsNet	$ 329,431,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

C000002337
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R
Trading Symbol	GRINX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$70	1.34%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.34%
AssetsNet	$ 329,431,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

C000138365
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class R6
Trading Symbol	VDSRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$41	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 329,431,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

C000111270
Shareholder Report [Line Items]
Fund Name	Victory Diversified Stock Fund
Class Name	Class Y
Trading Symbol	VDSYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Diversified Stock Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$45	0.86%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
AssetsNet	$ 329,431,000
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$329,431
Number of Holdings	78
Portfolio Turnover	47%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.9%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	10.0%
Communication Services	10.4%
Health Care	13.5%
Financials	13.6%
Information TechnologyFootnote Reference**	31.7%

C000002358
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class A
Trading Symbol	SSVSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.24%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.24%
AssetsNet	$ 44,145,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

C000002359
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class C
Trading Symbol	VSVCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$110	2.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	2.10%
AssetsNet	$ 44,145,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

C000052117
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class I
Trading Symbol	VSPIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$55	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 44,145,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

C000002360
Shareholder Report [Line Items]
Fund Name	Victory Special Value Fund
Class Name	Class R
Trading Symbol	VSVGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Special Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$84	1.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
AssetsNet	$ 44,145,000
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$44,145
Number of Holdings	74
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.5%
Real Estate	1.8%
Consumer Staples	2.4%
Energy	4.3%
Consumer Discretionary	8.8%
Industrials	9.9%
Communication Services	10.5%
Health Care	13.4%
Financials	13.7%
Information TechnologyFootnote Reference**	31.5%

C000225921
Shareholder Report [Line Items]
Fund Name	Victory THB US Small Opportunities Fund
Class Name	Class A
Trading Symbol	THBVX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$86	1.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
AssetsNet	$ 8,002,000
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$8,002
Number of Holdings	65
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.9%
Energy	4.4%
Materials	6.2%
Information Technology	14.0%
Financials	14.8%
Health Care	16.4%
Consumer Discretionary	17.5%
IndustrialsFootnote Reference**	25.3%

C000225922
Shareholder Report [Line Items]
Fund Name	Victory THB US Small Opportunities Fund
Class Name	Class I
Trading Symbol	THBIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory THB US Small Opportunities Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$63	1.25%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 8,002,000
Holdings Count | Holding	65
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$8,002
Number of Holdings	65
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	0.9%
Energy	4.4%
Materials	6.2%
Information Technology	14.0%
Financials	14.8%
Health Care	16.4%
Consumer Discretionary	17.5%
IndustrialsFootnote Reference**	25.3%

C000002329
Shareholder Report [Line Items]
Fund Name	Victory Strategic Allocation Fund
Class Name	Class A
Trading Symbol	SBALX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$21	0.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 25,644,000
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,644
Number of Holdings	10
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Victory Core Bond Fund, Class R6	31.6%
Victory RS Global Fund, Class Y	29.5%
Victory Sophus Emerging Markets Fund, Class R6	8.7%
Victory Investment Grade Convertible Fund, Class I	6.1%
Victory Trivalent International Small-Cap Fund, Class I	6.0%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory RS Partners Fund, Class Y	3.7%
Victory Integrity Discovery Fund, Class Y	3.3%
Victory Global Energy Transition Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.6%

C000002330
Shareholder Report [Line Items]
Fund Name	Victory Strategic Allocation Fund
Class Name	Class C
Trading Symbol	VBFCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$59	1.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 25,644,000
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,644
Number of Holdings	10
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Victory Core Bond Fund, Class R6	31.6%
Victory RS Global Fund, Class Y	29.5%
Victory Sophus Emerging Markets Fund, Class R6	8.7%
Victory Investment Grade Convertible Fund, Class I	6.1%
Victory Trivalent International Small-Cap Fund, Class I	6.0%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory RS Partners Fund, Class Y	3.7%
Victory Integrity Discovery Fund, Class Y	3.3%
Victory Global Energy Transition Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.6%

C000052111
Shareholder Report [Line Items]
Fund Name	Victory Strategic Allocation Fund
Class Name	Class I
Trading Symbol	VBFIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Strategic Allocation Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$8	0.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 25,644,000
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$25,644
Number of Holdings	10
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

Victory Core Bond Fund, Class R6	31.6%
Victory RS Global Fund, Class Y	29.5%
Victory Sophus Emerging Markets Fund, Class R6	8.7%
Victory Investment Grade Convertible Fund, Class I	6.1%
Victory Trivalent International Small-Cap Fund, Class I	6.0%
VictoryShares WestEnd U.S. Sector ETF	5.4%
Victory RS Partners Fund, Class Y	3.7%
Victory Integrity Discovery Fund, Class Y	3.3%
Victory Global Energy Transition Fund, Class Y	3.2%
Victory Market Neutral Income Fund, Class I	1.6%

C000002344
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class A
Trading Symbol	IPFIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.91%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000002345
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class C
Trading Symbol	VFFCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.71%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.71%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000098399
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class I
Trading Symbol	VFFIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$33	0.64%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000002346
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R
Trading Symbol	GGIFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$46	0.91%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000155524
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class R6
Trading Symbol	VFFRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$32	0.63%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000111273
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Class Y
Trading Symbol	VFFYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$36	0.71%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000219862
Shareholder Report [Line Items]
Fund Name	Victory Fund for Income
Class Name	Member Class
Trading Symbol	VFFMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Fund for Income (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$38	0.75%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 327,490,000
Holdings Count | Holding	489
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$327,490
Number of Holdings	489
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* (% of Net Assets)

Value	Value
U.S. Government Agency Mortgages	73.7%
U.S. Treasury Obligations	22.9%
Collateralized Mortgage Obligations	2.4%
Investment Companies	0.1%

C000002332
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class A
Trading Symbol	SBFCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.27%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.27%
AssetsNet	$ 279,048,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$279,048
Number of Holdings	56
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Health Care	4.0%
Information Technology	4.9%
Real Estate	10.5%
Industrials	10.5%
Consumer Discretionary	16.9%
Utilities	18.2%
FinancialsFootnote Reference**	32.3%

C000052112
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Class I
Trading Symbol	VICIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$49	0.94%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 279,048,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$279,048
Number of Holdings	56
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Health Care	4.0%
Information Technology	4.9%
Real Estate	10.5%
Industrials	10.5%
Consumer Discretionary	16.9%
Utilities	18.2%
FinancialsFootnote Reference**	32.3%

C000219861
Shareholder Report [Line Items]
Fund Name	Victory Investment Grade Convertible Fund
Class Name	Member Class
Trading Symbol	SBFMX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Investment Grade Convertible Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$57	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
AssetsNet	$ 279,048,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$279,048
Number of Holdings	56
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Materials	0.7%
Health Care	4.0%
Information Technology	4.9%
Real Estate	10.5%
Industrials	10.5%
Consumer Discretionary	16.9%
Utilities	18.2%
FinancialsFootnote Reference**	32.3%

C000002334
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class A
Trading Symbol	VETAX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$46	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
AssetsNet	$ 18,288,318,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

C000169232
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class C
Trading Symbol	VEVCX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.68%
AssetsNet	$ 18,288,318,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

C000052114
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class I
Trading Symbol	VEVIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$30	0.58%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 18,288,318,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

C000002335
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R
Trading Symbol	GETGX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$56	1.09%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 18,288,318,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

C000138366
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class R6
Trading Symbol	VEVRX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$28	0.54%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 18,288,318,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

C000111271
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Established Value Fund
Class Name	Class Y
Trading Symbol	VEVYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Established Value Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 18,288,318,000
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$18,288,318
Number of Holdings	79
Portfolio Turnover	19%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Utilities	5.2%
Energy	5.9%
Health Care	6.9%
Consumer Staples	7.2%
Consumer Discretionary	8.8%
Information Technology	8.8%
Real Estate	9.4%
Materials	13.8%
Financials	14.3%
Industrials	17.0%

C000002356
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class A
Trading Symbol	SSGSX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$64	1.23%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 6,556,205,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

C000052116
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class I
Trading Symbol	VSOIX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$47	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 6,556,205,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

C000002357
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R
Trading Symbol	GOGFX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$75	1.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.44%
AssetsNet	$ 6,556,205,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

C000164985
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class R6
Trading Symbol	VSORX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$45	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 6,556,205,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%

C000111275
Shareholder Report [Line Items]
Fund Name	Victory Sycamore Small Company Opportunity Fund
Class Name	Class Y
Trading Symbol	VSOYX
Annual or Semi-Annual Statement [Text Block]	The semi-annual shareholder report contains important information about Victory Sycamore Small Company Opportunity Fund (the "Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 6,556,205,000
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

Net Assets	$6,556,205
Number of Holdings	119
Portfolio Turnover	22%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	3.1%
Utilities	3.6%
Health Care	5.2%
Energy	6.2%
Real Estate	6.4%
Materials	7.0%
Consumer Discretionary	9.7%
Information Technology	10.1%
Industrials	20.1%
FinancialsFootnote Reference**	25.5%